CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (37,644,784)	$ (19,481,602)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance charge from Sciences warrant modification	0	120,228
Depreciation and amortization	124,251	114,998
Net gain on disposal of asset	(4,080)	0
Stock-based compensation expense	987,510	629,032
Change in fair value of derivative liability	(3)	(59,729)
Amortization of debt discount	329,890	489,595
Estimate for legal contingency	(151,843)	6,205,310
Loss from divestiture of asset	307,086	0
Debt conversion inducement expense	1,383,285	0
Accrued interest conversion expense	15,952	0
Cost to acquire IPR&D asset	21,215,214	0
Foreign currency remeasurement gain	45,350	0
Changes in assets and liabilities:
Prepaid expenses	564,232	(16,396)
Prepaid expenses - related party	0	13,432
Other current assets	(257,790)	112,907
Accounts payable	(576,384)	688,269
Accounts payable – related parties	(124,901)	111,471
Accrued payroll liabilities	230,647	313,284
Other current liabilities	(493,471)	(1,839,252)
Other current liabilities - related parties	(95,850)	95,850
Operating lease liability	(76,566)	(82,372)
Net cash and restricted cash used in operating activities	(13,952,178)	(12,744,072)
Cash flows from investing activities:
Proceeds from asset sale, net of legal expenses	5,532,266	(66,458)
Purchases of property and equipment	(12,550)	(28,060)
Cash acquired in asset acquisition, net of transaction costs of $0 and $1,475,144 for the years ended December 31, 2023 and 2022, respectively	1,076,740	5,308,913
Net cash and restricted cash provided by investing activities	6,596,456	5,214,395
Cash flows from financing activities:
Proceeds from convertible note - related party	4,973,684	0
Financing costs allocated to warrants issued with convertible debt	(6,026)	0
Repayment of loan payable	(259,335)	(275,537)
Proceeds from EHT bridge financing	0	680,901
Repayment of Amended Credit Agreement	0	(616,125)
Net cash and restricted cash provided by (used in) financing activities	16,443,270	(208,794)
Net increase (decrease) in cash and restricted cash	9,087,548	(7,738,471)
Cash and restricted cash, beginning of year	1,249,107	8,987,578
Cash and restricted cash, end of year	10,336,655	1,249,107
Reconciliation of cash and restricted cash:
Cash	1,256,453	1,244,527
Restricted cash	9,080,202	4,580
Total cash and restricted cash shown in the consolidated statements of cash flows	10,336,655	1,249,107
Cash paid during the year for:
Interest	198,352	333,547
Income taxes	3,600	6,741
Supplemental disclosures of non-cash financing activities:
Financing of insurance premium	203,884	275,537
Common stock warrant exercises	282,906	0
Conversion of multi-draw credit agreement	1,565,470	0
Conversion of accrued interest due to related party	31,766	0
Right of use asset obtained in exchange for operating lease liabilities	241,134	0
Stock issued for assets, net of equity issuance costs	20,532,846	3,074,098
Deferred issuance costs	0	22,471
Purchases of property and equipment in other current liabilities	0	11,300
Release of share liability to additional paid-in-capital	0	13,000
Asset acquisition costs in other current liabilities and accounts payable	0	102,857
Related Party
Changes in assets and liabilities:
Accrued interest – related party	126,027	(159,097)
Nonrelated Party
Changes in assets and liabilities:
Accrued interest – related party	234,750	0
Common Stock Warrants
Cash flows from financing activities:
Proceeds from warrant exercises	11,734,947	0
Prefunded Warrants
Cash flows from financing activities:
Proceeds from warrant exercises	$ 0	$ 1,967